PROFIT/(LOSS) BEFORE INCOME TAX	6 Months Ended
Jun. 30, 2023
Profitloss Before Income Tax
PROFIT/(LOSS) BEFORE INCOME TAX

6.	PROFIT/(LOSS) BEFORE INCOME TAX

The Group’s profit/(loss) before tax is arrived at after (crediting)/charging:

	Six months ended June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Crediting:
Finance income (Note 5)	(9,376)	(8,101)	(1,117)

Charging:
Cost of sales
- Construction service	5,107	2,423	334
- Operation and maintenance services	—	256	35
- Operation services related to service concession arrangement	3,664	2,697	372
Total	8,771	5,376	741

Depreciation
- Property, plant and equipment	141	106	14
- Right-of-use assets	707	713	98
Amortization of intangible assets	404	395	54
Expense relating to short-term leases	174	209	29
Impairment losses/(reversal) on financial assets:
- Trade receivables	1,936	388	53
- Contract assets	(41)	3,546	489
- Other receivables	1,077	6,829	942
Fair value (gain)/loss on financial instruments:
- Derivative financial liabilities (Note 16(b))	(559)	86	12
Other income	(731)	(642)	(89)
Finance costs (Note 5)	1,822	1,930	266